Share capital, dividends, earnings per share and share repurchase program (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Movement in the shares
The below table shows the movement in the shares.

(shares in millions)(1)	Common stock shares outstanding	Treasury stock shares	Total shares
January 1, 2023	491.8	7.9	499.7
Settlement of equity-based awards	1.5	(1.5)	—
December 31, 2023	493.2	6.4	499.7
Settlement of equity-based awards	1.4	(1.4)	—
December 31, 2024	494.6	5.1	499.7
Settlement of equity-based awards	1.2	(1.2)	—
Acquisition of treasury shares	(8.4)	8.4	—
December 31, 2025	487.4	12.3	499.7
(1)Totals may not sum due to rounding.